Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Contract assets	$ 166,329		$ 166,329		$ 132,858	$ 134,311
Contract liabilities	(15,344)		(15,344)		(14,773)	(14,945)
Contract assets, net					118,085	119,366
Contract with Customer, Liability, Revenue Recognized	$ 7,146	$ 7,381	$ 14,362	$ 13,507	$ 13,747	$ 17,434